Note 13 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2018	$236,398
2019	139,357
2020	110,092
2021	101,491
2022	90,719
2023 and thereafter	73,904
Total	$751,961